UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21960

TENNENBAUM OPPORTUNITIES FUND V, LLC

(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY

TENNENBAUM OPPORTUNITIES FUND V, LLC

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:

RICHARD T. PRINS, ESQ.

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2017

Date of reporting period: JUNE 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-annual Shareholder report

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

June 30, 2017

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Semi-Annual Shareholder Report

June 30, 2017

Tennenbaum Opportunities Fund V, LLC (the “Company”) files a schedule of its investment in Tennenbaum Opportunities Partners V, LP (the “Partnership”) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Investments listed in the Consolidated Schedule of Investments are held by the Partnership, which also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of the Company and the Partnership are available on the SEC’s website at http://www.sec.gov. The Forms N-Q of the Company and the Partnership may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the proxy voting guidelines of the Company and the Partnership and information regarding how the Company and the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the advisor of the Company and the Partnership, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Portfolio Asset Allocation (Unaudited)

June 30, 2017

Percent of Cash
Industry	and Investments
Amusement and Recreation	22.2%
Other Manufacturing	19.7%
Restaurants	11.4%
Coal Mining	11.2%
Pharmaceuticals	10.9%
Oil and Gas Extraction	4.5%
Shipping	3.5%
Motion Picture and Video Industries	3.2%
Electric Power Generation, Transmission and Distribution	3.1%
Radio and Television Broadcasting	2.5%
Other Publishing	1.8%
Electronic Component Manufacturing	1.7%
Wired Telecommunications Carriers	1.3%
Air Transportation	1.0%
Business Support Services	0.4%
Cable and Other Subscription Programming	0.4%
Financial Investment Activities	0.0%
Metal and Mineral Mining	0.0%
Other Investment Pools and Funds	0.0%
Retail	0.0%
Cash and Cash Equivalents	1.2%
Total	100.0%

2

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities (Unaudited)

June 30, 2017

Assets
Investments, at fair value:
Companies less than 5% owned (cost $136,405,613)	$161,779,037
Companies 5% to 25% owned (cost $152,391,303)	130,131,809
Companies more than 25% owned (cost $140,371,099)	133,868,541
Total investments (cost $429,168,015)	425,779,387

Cash and cash equivalents	5,328,654
Accrued interest income:
Companies less than 5% owned	4,100,116
Companies 5% to 25% owned	612,291
Companies more than 25% owned	970,144
Receivable for investment sold	2,606,896
Foreign currency options at fair value (cost $369,185)	1,383,160
Deferred debt issuance costs	97,813
Prepaid expenses and other assets	146,025
Total assets	441,024,486

Liabilities
Credit facility payable	12,713,000
Payable for investment purchased	2,354,827
Unrealized depreciation on foreign currency forward exchange contracts	706,976
Equity placement costs payable	543,163
Management and advisory fees payable	533,070
Payable to the Investment Manager	129,754
Interest payable	85,738
Accrued expenses and other liabilities	521,486
Total liabilities	17,588,014
Net assets applicable to common shareholders	$423,436,472

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized, 77,819.708 shares issued and outstanding	$78
Paid-in capital in excess of par	710,569,336
Accumulated net investment income	8,161,870
Accumulated net realized loss	(292,147,436)
Accumulated net unrealized depreciation	(3,147,376)
Net assets applicable to common shareholders	$423,436,472
Common stock, NAV per share	$5,441.25

See accompanying notes to the consolidated financial statements.

3

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Investments (Unaudited)

June 30, 2017

								% of Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Fair Value	Investments	Notes

Debt Investments (A)
Amusement and Recreation
Harrah's Operating Company, Inc.	Second Priority Secured Notes	Fixed	-	10.00%	12/15/2018	$46,839,000	$43,484,157	10.09%	C
Coal Mining
Eagle Coal Company, Inc.	First Lien Term Loan	Fixed	-	13.00% Cash +2.00% PIK	9/21/2017	$18,787,147	18,787,147	4.36%	C
Oxford Mining Company, LLC	First Lien Delayed Draw Term Loan	LIBOR (Q)	0.75%	8.50% Cash + 3.00% PIK	12/31/2018	$25,428,954	25,587,884	5.93%
							44,375,031	10.29%

Electric Power Generation, Transmission and Distribution
Longview Intermediate Holdings C, LLC	Sr Unsecured Notes	Fixed	-	12.00% PIK	10/12/2021	$2,255,122	1,858,220	0.43%

Electronic Component Manufacturing
Soraa, Inc.	Sr Secured Tranche A Term Loan (3.0% Exit Fee)	LIBOR (M)	0.44%	9.33%	3/1/2018	$6,431,251	6,356,005	1.47%
Soraa, Inc.	Sr Secured Tranche B Term Loan	LIBOR (M)	0.44%	9.33%	9/1/2017	$1,069,186	1,062,022	0.25%
							7,418,027	1.72%

Motion Picture and Video Industries
NEG Holdings, LLC (CORE Entertainment)	First Lien Term Loan	LIBOR (Q)	1.00%	8.00% PIK	10/17/2022	$4,256,826	4,256,826	0.99%	B

Oil and Gas Extraction
Linc Energy Finance (USA), Inc.	First Lien Notes	Fixed	-	9.63%	10/31/2017	$8,380,000	1,801,700	0.42%	C/E
Malamute Energy, Inc.	Sr Secured Delayed Draw Term Loan	Fixed	-	1.50% PIK	11/14/2022	$91,350	91,350	0.02%
Sunshine Oilsands Ltd. (Canada)	Sr Secured Notes	Fixed	-	10.00%	8/1/2017	$30,046,800	17,427,144	4.04%	E
							19,320,194	4.48%

Other Manufacturing
AGY Holding Corp.	Second Lien Notes	Fixed	-	11.00%	11/15/2018	$32,444,500	32,444,500	7.53%	E/F
AGY Holding Corp.	Sr Secured Delayed Draw Term Loan	Fixed	-	12.00%	9/15/2018	$3,672,749	3,672,749	0.85%	F
AGY Holding Corp.	Sr Secured Term Loan	Fixed	-	12.00%	9/15/2018	$17,046,935	17,046,935	3.95%	F
							53,164,184	12.33%

Pharmaceuticals
Novasep Holding SAS (France)	First Lien Notes	Fixed	-	5.00% Cash +3.00% PIK	5/31/2019	$23,111,008	26,406,638	6.13%	B/D/E
Radio and Television Broadcasting
Fuse, LLC	Sr Secured Notes	Fixed	-	10.38%	7/1/2019	$15,000,000	10,612,500	2.46%	E

4

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Investments (Unaudited) (Continued)

June 30, 2017

						Principal or		% of Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Fair Value	Investments	Notes

Debt Investments (continued)
Restaurants
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$5,713,561	$5,713,561	1.32%	F
RM OpCo, LLC (Real Mex)	First Lien Term Loan Tranche A	Fixed	-	7.00%	3/30/2018	$13,759,996	13,759,996	3.19%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B	Fixed	-	8.50%	3/30/2018	$28,468,690	2,573,570	0.60%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$8,965,769	8,965,769	2.08%	F
RM OpCo, LLC (Real Mex)	Sr Convertible Second Lien Term Loan B	Fixed	-	8.50%	3/30/2018	$17,895,232	17,895,232	4.15%	F
							48,908,128	11.34%

Total Debt Investments (Cost $244,958,384)							259,803,905	60.26%

Equity Securities
Air Transportation
Epic Aero, Inc. (One Sky)	Warrants to Purchase Common Stock					2,329	4,453,536	1.03%	C/E

Amusement and Recreation
TOPV New World Holdings, LLC (Gateway Casinos) (Canada)	Membership Interests					6,843,047	52,067,378	12.08%	B/C/E
7588674 Canada, Inc., (Gateway Casinos) (Canada)	Common Shares					100	-	-	B/C/E
							52,067,378	12.08%

Business Support Services
Findly Talent, LLC	Membership Units					1,993,022	402,790	0.09%	C/E
STG-Fairway Holdings, LLC (First Advantage)	Class A Units					2,368,001	1,410,381	0.33%	C/E
							1,813,171	0.42%

Cable and Other Subscription Programming
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Common Equity					10,442,055	1,789,664	0.42%	B/C/D/E

Coal Mining
Eagle Coal Company, Inc.	Warrants to Purchase Common Stock					675,841	3,551,274	0.82%	C/E
Oxford Resources Partners, LP	Warrants to Purchase Common Units					59,790	118,384	0.03%	C/E
							3,669,658	0.85%

Electric Power Generation, Transmission and Distribution
Longview Intermediate Holdings C, LLC	Common Stock					3,616,252	11,065,731	2.57%	C/E
Longview Intermediate Holdings C, LLC	Warrants to Purchase Common Shares					107,835	329,975	0.08%	C/E
							11,395,706	2.65%

5

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Investments (Unaudited) (Continued)

June 30, 2017

								% of Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Fair Value	Investments	Notes

Equity Securities (continued)
Electronic Component Manufacturing
Soraa, Inc.	Warrants to Purchase Common Stock					2,047,907	$3,277	-	C/E
TPG Hattrick Holdco, LLC (Isola)	Common Units					1,935,857	19,359	-	C/E
							22,636	-

Financial Investment Activities
Marsico Holdings, LLC	Common Interest Units					474,738	4,747	-	C/E

Metal and Mineral Mining
Neo Cayman Holdings, Ltd. (Molycorp)	Common Stock					25,732	257	-	C/E
Secure Natural Resources, LLC (Molycorp)	Common Stock					74,658	747	-	C/E
							1,004	-

Motion Picture and Video Industries
NEG Parent, LLC (CORE Entertainment)	Class A Units					7,655,524	9,371,127	2.17%	B/C/E
NEG Parent, LLC (CORE Entertainment)	Class A Warrants to Purchase Class A Units					966,336	147,559	0.03%	B/C/E
NEG Parent, LLC (CORE Entertainment)	Class B Warrants to Purchase Class A Units					975,922	149,023	0.04%	B/C/E
							9,667,709	2.24%

Oil and Gas Extraction
Woodbine Intermediate Holdings, LLC	Membership Units					576	-	-	C/E/F

Other Investment Pools and Funds
TCP Delos Cayman Holdings (Beverly Shipping) (Cayman Islands)	Partnership Interest					551,799	63	-	C/D/E/F

Other Manufacturing
AGY Holding Corp.	Common Stock					4,668,162	467	-	C/E/F
KAGY Holding Company, Inc.	Series A Preferred Stock					34,229	31,795,194	7.38%	C/E/F
							31,795,661	7.38%

Other Publishing
HW Holdco, LLC	Class A Common Interest					868,872	7,558,839	1.75%	C/E
HW Holdco, LLC	Preferred Interest					1,693	14,729	-	E
							7,573,568	1.75%

Pharmaceuticals
Novasep Holding S.A.S. (France)	Warrants to Purchase Common Shares					7,344,600	4,951,245	1.15%	B/C/D/E
NVHL S.A. (Novasep) (Luxembourg)	Common Shares					5,165,180	15,749,369	3.65%	B/C/D/E
							20,700,614	4.80%

6

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Investments (Unaudited) (Continued)

June 30, 2017

								% of Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Fair Value	Investments	Notes

Equity Securities (continued)
Radio and Television Broadcasting
Fuse Media, LLC	Warrants to Purchase Common Stock					786,791	$79	-	C/E

Restaurants
RM Holdco, LLC (Real Mex)	Equity Participation					76	-	-	C/E/F
RM Holdco, LLC (Real Mex)	Membership Units					42,552,000	-	-	C/E/F
							-	-

Retail
Shop Holding, LLC (Connexity)	Class A Units					1,427,232	143	-	C/E

Shipping
Blue Wall Shipping Limited (Marshall Islands)	Common Stock					1,339,286	4,232,144	0.98%	B/C/E
Blue Wall Shipping Limited (Marshall Islands)	Preferred Stock					1,817	1,860,897	0.44%	B/C/E
Delta Blue Shipping Limited (Marshall Islands)	Common Stock					4,317,273	230,974	0.05%	B/C/E
Euroseas Ltd. (Marshall Islands)	Common Stock					608,257	772,486	0.18%	B/C
Tanker Investments Ltd. (Marshall Islands)	Common Stock					1,446,694	8,146,479	1.89%	B/C
TCP KC, LLC (Marshall Islands)	Membership Units					5,055,311	505	-	C/E/F
							15,243,485	3.54%

Wired Telecommunications Carriers
V Telecom Investment S.C.A. (Vivacom) (Luxembourg)	Common Shares					3,741	5,776,660	1.34%	C/D/E

Total Equity Securities (Cost $184,209,631)							165,975,482	38.50%

Total Investments (Cost $429,168,015)							$425,779,387	98.76%	G

Cash and Cash Equivalents
Wells Fargo Bank, NA	Money Market Fund						$3,000,000	0.70%
Cash Held on Account at Various Institutions							1,819,853	0.42%
Cash Denominated in Foreign Currency							508,801	0.12%
Total Cash and Cash Equivalents							5,328,654	1.24%

Total Cash and Investments							$431,108,041	100.00%

7

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Investments (Unaudited) (Continued)

June 30, 2017

Notes to Consolidated Schedule of Investments:

(A)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(B)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(C)	Non-income producing security.

(D)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(E)	Restricted security – See Note 2, Summary of Significant Accounting Policies.

(F)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer). Investment is not more than 50% owned nor deemed to be a significant subsidiary. See Consolidated Schedule of Changes in Investment in Affiliates.

(G)	Includes investments with an aggregate fair value of $43,484,157 that have been segregated to collateralize certain unfunded commitments.

LIBOR resets monthly (M) or quarterly (Q).

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $17,115,636 and $156,165,116, respectively, for the period ended June 30, 2017. Aggregate acquisitions includes investment assets received as payment in kind. Aggregate dispositions includes principal paydowns on and maturities of debt investments. The total value of restricted securities and bank debt as of June 30, 2017 was $373,376,265 or 86.6% of total cash and investments of the Company.

Derivative instruments at June 30, 2017 were as follows:

	Notional
Instruments	Amount		Fair Value

Buy EUR vs. USD Put Option at a strike rate of 1.1626 expiring September 1, 2017		€8,000,000	$184,507
Sell EUR vs. USD Call Option at a strike rate of 1.2150 expiring September 1, 2017		€8,000,000	(4,504)
Buy EUR vs. USD Put Option at a strike rate of 1.0975 expiring September 1, 2017		€5,000,000	5,472
Sell EUR vs. USD Call Option at a strike rate of 1.1525 expiring September 1, 2017		€5,000,000	(47,774)
Buy EUR vs. USD Put Option at a strike rate of 1.1375 expiring March 30, 2018		€12,500,000	246,886
Sell EUR vs. USD Call Option at a strike rate of 1.2050 expiring March 30, 2018		€12,500,000	(152,892)
Buy CAD vs. USD Put Option at a strike rate of 1.2900 expiring April 19, 2018	CAD	60,000,000	1,229,662
Sell CAD vs. USD Put Option at a strike rate of 1.6000 expiring April 19, 2018	CAD	60,000,000	(12,872)
Sell CAD vs. USD Call Option at a strike rate of 1.1500 expiring April 19, 2018	CAD	60,000,000	(65,325)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.0819 for settlement on September 1, 2017		€8,000,000	(508,001)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.1206 for settlement on September 1, 2017		€8,000,000	(198,975)

			$676,184

See accompanying notes to the consolidated financial statements.

8

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Operations (Unaudited)

Six Months Ended June 30, 2017

Investment income
Interest income:
Companies less than 5% owned	$8,781,933
Companies 5% to 25% owned	1,203,705
Companies more than 25% owned	6,148,895
Dividend income:
Companies less than 5% owned	456
Companies 5% to 25% owned	103,936
Other income:
Companies 5% to 25% owned	31,612
Total investment income	16,270,537

Operating expenses
Management and advisory fees	3,423,272
Legal fees, professional fees and due diligence expenses	350,614
Interest expense	273,599
Amortization of deferred debt issuance costs	114,610
Director fees	82,500
Insurance expense	64,685
Commitment fees	56,240
Custody fees	44,631
Other operating expenses	218,024
Total operating expenses	4,628,175
Net investment income	11,642,362

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in companies less than 5% owned	15,643,671
Investments in companies 5% to 25% owned	12,302,576
Foreign currency transactions	(287,655)
Net realized gain	27,658,592
Net change in unrealized appreciation/depreciation on:
Investments	29,877,411
Foreign currency	3,692,026
Net change in unrealized appreciation/depreciation	33,569,437

Net realized and unrealized gain	61,228,029

Net increase in net assets applicable to common shareholders resulting from operations	$72,870,391

See accompanying notes to the consolidated financial statements.

9

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets (Unaudited)

	Six Months
	Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016

Net assets applicable to common shareholders, beginning of period	$489,566,081	$634,317,538

Net investment income	11,642,362	83,437,877
Net realized gain (loss)	27,658,592	(181,715,411)
Net change in unrealized appreciation/depreciation	33,569,437	138,602,704
Dividends paid on Series A preferred equity facility from net investment income	-	(281,653)
Net change in accumulated dividends on Series A preferred equity facility	-	205,026
Net increase in net assets applicable to common shareholders resulting from operations	72,870,391	40,248,543

Distributions to common shareholders from:
Net investment income	(11,000,000)	(83,000,000)
Returns of capital	(128,000,000)	(102,000,000)
Total distributions to common shareholders	(139,000,000)	(185,000,000)

Net assets applicable to common shareholders, end of period (including accumulated net investment income of $8,161,870 and $7,159,508, respectively)	$423,436,472	$489,566,081

See accompanying notes to the consolidated financial statements.

10

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2017

Operating activities
Net increase in net assets applicable to common shareholders resulting from operations	$72,870,391
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to net cash provided by operating activities:
Net realized gain	(27,658,592)
Net change in unrealized appreciation/depreciation	(33,173,891)
Interest income paid in kind	(4,753,976)
Net amortization of investment discounts and premiums	(1,484,786)
Amortization of deferred debt issuance costs	114,610
Changes in assets and liabilities:
Purchases of investments	(12,361,660)
Proceeds from sales, maturities and paydowns of investments	156,165,116
Increase in accrued interest income - companies less than 5% owned	(205,162)
Increase in accrued interest income - companies 5% to 25% owned	(296,982)
Decrease in accrued interest income - companies more than 25% owned	548,506
Decrease in receivable for investment sold	1,861,059
Decrease in prepaid expenses and other assets	98,678
Increase in payable for investment purchased	2,354,827
Increase in management and advisory fees payable	462,260
Decrease in interest payable	(80,170)
Decrease in payable to the Investment Manager	(41,970)
Decrease in accrued expenses and other liabilities	(526,542)
Net cash provided by operating activities	153,891,716

Financing activities
Principal repayments on credit facility	(13,101,100)
Distributions to common limited partner	(139,000,000)
Net cash used in financing activities	(152,101,100)

Net increase in cash and cash equivalents	1,790,616
Cash and cash equivalents at beginning of period	3,538,038
Cash and cash equivalents at end of period	$5,328,654

Supplemental disclosure:
Interest payments	$353,769

See accompanying notes to the consolidated financial statements.

11

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

June 30, 2017

1. Organization and Nature of Operations

Tennenbaum Opportunities Fund V, LLC (the “Company”), a Delaware Limited Liability Company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Company initially elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes. As a RIC, the Company satisfied applicable distribution and other requirements that precluded any imposition of federal income taxes. Effective January 1, 2016, the Company converted from a RIC to a partnership for U.S. federal income tax purposes. The Company was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Company is to achieve high total returns while minimizing losses.

The Company’s investment operations commenced on October 10, 2006. On December 15, 2006, the Company contributed substantially all of its assets to Tennenbaum Opportunities Partners V, LP, a Delaware Limited Partnership (the “Partnership”), in exchange for 100% of the Partnership’s common limited partner interests in a nontaxable transaction. The Partnership is also registered as a nondiversified, closed-end management investment company under the 1940 Act, but has elected to be treated as a partnership for U.S. federal income tax purposes. Following the asset transfer, all portfolio activity has been conducted by and in the Partnership.

The general partner of the Partnership is SVOF/MM, LLC (the “General Partner”). The managing member of the General Partner is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of both the Company and the Partnership. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP and employees of TCP.

Company management consists of the Investment Manager and the board of directors. Partnership management consists of the General Partner and the Partnership’s board of directors. The Investment Manager and the General Partner direct and execute the day-to-day operations of the Company and the Partnership, respectively, subject to oversight from the respective board of directors, which sets the broad policies of the Company and performs certain functions required by the 1940 Act in the case of the Partnership. The board of directors of the Partnership has delegated investment management of the Partnership’s assets to the Investment Manager. Each board of directors consists of three persons, two of whom are independent and are subject to election by holders of the common interests.

12

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

1. Organization and Nature of Operations (continued)

Company Structure

At June 30, 2017, total capitalization of the consolidated Company was approximately $759 million, consisting of $734 million of unreturned contributed equity and $25 million under a senior secured revolving credit facility issued by the Partnership (the “Senior Facility”). The contributed common equity and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership and the Company. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

As of June 30, 2017, the Company and the Partnership are scheduled to liquidate and distribute their assets and be dissolved on October 10, 2018.

Preferred Equity Facility

Prior to their redemption on January 29, 2016, the Partnership had 4,063.5787 outstanding preferred limited partner interests with a liquidation preference of $20,000 per interest remaining (the “Series A Preferred”). The Series A Preferred accrued dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Series A Preferred that are CP Conduits (as defined in the leveraging documents), the higher of LIBOR plus 0.75% or the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

2. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Company is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Company has consolidated the results of its wholly owned subsidiaries in its consolidated financial statements in accordance with ASC Topic 946. All intercompany account balances and transactions have been eliminated in consolidation. Subsequent events have been evaluated through the date the consolidated financial statements were available for issuance. No events were noted that would require adjustment to or disclosure in the consolidated financial statements.

The following is a summary of the significant accounting policies of the Company and the Partnership.

13

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

2. Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well the reported amounts of revenues and expenses during the reporting periods presented. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates and such differences could be material.

Investment Valuation

All of the Company’s investments are generally held by the Partnership. Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s board of directors and in conformity with procedures set forth in the Senior Facility. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued using the closing price on the date of valuation. Investments not listed on a recognized exchange or market quotation system, but for which reliable market quotations are readily available are valued using prices provided by a nationally recognized pricing service or by using quotations from broker-dealers. Investments for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s board of directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets. Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate.

14

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

2. Summary of Significant Accounting Policies (continued)

The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. Such information may include observed multiples of earnings and/or revenues at which transactions in securities of comparable companies occur, with appropriate adjustments for differences in company size, operations or other factors affecting comparability.

The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. The discount rates used for such analyses reflect market yields for comparable investments, considering such factors as relative credit quality, capital structure, and other factors.

In following these approaches, the types of factors that may be taken into account also include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, merger and acquisition comparables, comparable costs of capital, the principal market in which the investment trades and enterprise values, among other factors.

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

At June 30, 2017, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$8,918,965
2	Other direct or indirect observable market inputs*	-	54,096,657	-
3	Independent third-party valuation sources that employ significant unobservable inputs	127,535,916	78,079,982	154,607,189
3	Investment Manager valuations with significant unobservable inputs	91,350	-	2,449,328
Total		$127,627,266	$132,176,639	$165,975,482

* E.g., Quoted prices in inactive markets or quotes for comparable instruments

15

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

2. Summary of Significant Accounting Policies (continued)

Unobservable inputs used in the fair value measurement of the Partnership’s Level 3 investments as of June 30, 2017 included the following:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Bank Debt	$127,627,266	Income approach Market comparable companies Market comparable companies	Discount rate Revenue multiples EBITDA multiples	9.4% - 19.7% (14.3%) 0.4x - 0.4x (0.4x) 7.0x – 7.5x (7.3x)
Other Corp Debt	78,079,982	Income approach Market quotations Market comparable companies	Discount rate Indicative bid/ask quotes EBITDA multiples	10.5% - 10.5% (10.5%) 1 - 7 (2) 7.5x - 7.5x (7.5x)
Equity Securities	157,056,517	Income approach Market quotations Market comparable companies Market comparable companies	Discount rate Indicative bid/ask quotes Revenue multiples EBITDA multiples	12.0% - 12.0% (12.0%) 1 - 1 (1) 0.4x - 2.8x (2.8x) 5.0x - 12.6x (8.6x)

Generally, a change in an unobservable input may result in a change to the value of an investment as follows:

Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount rate	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

Changes in investments valued by independent third-party valuation services and categorized as Level 3 during the six months ended June 30, 2017 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$123,577,656	$110,278,407	$188,650,884
Net realized and unrealized gains (losses)	(2,947,168)	1,030,644	49,394,300
Acquisitions†	11,172,928	1,770,931	5,621,398
Dispositions	(4,267,500)	(35,000,000)	(77,048,479)
Reclassifications within Level 3	-	-	(12,010,914)
Ending balance	$127,535,916	$78,079,982	$154,607,189

Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized gains (losses), above)	$(3,026,937)	$1,016,644	$45,761,116

† Includes payments received in kind and net amortization of investment discounts and premiums.

16

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

2. Summary of Significant Accounting Policies (continued)

Changes in investments valued by the Investment Manager and categorized as Level 3 during the six months ended June 30, 2017 were as follows:

	Investment Manager Valuation
	Bank Debt	Equity Securities
Beginning balance	$446,941	$503,460
Net realized and unrealized gains	149,021	336,501
Acquisitions‡	689	-
Dispositions	(505,301)	(10,401,547)
Reclassifications within Level 3	-	12,010,914
Ending balance	$91,350	$2,449,328

Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized gains, above)	$-	$410,469

‡ Includes payments received in kind and amortization of investment discounts.

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of generally three months or less. Cash equivalents are carried at amortized cost which approximates fair value, and are classified as level 1 in the GAAP valuation hierarchy.

17

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

2. Summary of Significant Accounting Policies (continued)

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Consolidated Schedule of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At June 30, 2017, the Partnership held foreign currency denominated investments comprising approximately 12.7% of the Partnership’s total investments by fair value. Such positions were converted at the respective closing foreign exchange rates in effect at June 30, 2017 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars based on the foreign exchange rates in effect on the respective dates of such transactions. The Partnership reports that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership has entered into certain foreign currency forward exchange and option transactions. All derivatives are reported at their net amounts as either assets or liabilities in the Consolidated Statement of Assets and Liabilities. The transactions are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. Under certain circumstances, the Partnership may be required under the terms of its derivative agreements to pledge assets as collateral to secure its obligation under the derivatives. At June 30, 2017, the Partnership was not required to pledge assets as collateral.

18

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

2. Summary of Significant Accounting Policies (continued)

The outstanding EUR and CAD currency option collars and forward exchange contracts are reported in the Company’s Consolidated Statement of Assets and Liabilities as foreign currency options at fair value and unrealized depreciation on foreign currency forward exchange contracts, respectively. Gains and losses from derivatives during the six months ended June 30, 2017 were included in net realized and unrealized gain in the Consolidated Statement of Operations as follows:

Instrument	Unrealized Losses
Foreign currency forward exchange contracts (EUR)	$(1,253,908)
Foreign currency option contracts (EUR)	$(1,677,574)
Foreign currency option contracts (CAD)	$(1,223,658)

Valuations of foreign currency option and forward exchange contracts at June 30, 2017 were determined using observable market inputs other than quoted prices in active markets for identical assets and, accordingly, were classified as Level 2 in the GAAP valuation hierarchy.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2017:

Derivative Assets as of June 30, 2017

Financial Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities
Foreign Currency Option Contracts	$1,666,527	$(283,367)	$1,383,160

	Net Amounts of Assets Presented in the	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Consolidated Statement of Assets and Liabilities	Financial Instruments	Other Cash Collateral	Net Amount
Wells Fargo Bank, N.A.	$1,383,160	$-	$-	$1,383,160

19

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

2. Summary of Significant Accounting Policies (continued)

Derivative Liabilities as of June 30, 2017

Financial Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Foreign Currency Option Contracts	$283,367	$(283,367)	$-
Foreign Currency Forward Contracts	706,976	-	706,976
	$990,343	$(283,367)	$706,976

	Net Amounts of Liabilities Presented in the Consolidated	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Statement of Assets and Liabilities	Financial Instruments	Other Cash Collateral	Net Amount
Wells Fargo Bank, N.A.	$706,976	$-	$-	$706,976

Debt Issuance Costs

Costs of approximately $10.6 million were incurred in connection with the initial placement and subsequent extensions of the Partnership’s Senior Facility. These costs were deferred and are being amortized on a straight-line basis through the amended maturity of the Senior Facility on December 15, 2017, adjusting for decreases in the size of the Senior Facility over its remaining life (Note 5). The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the operations of the Company or the Partnership.

Revenue Recognition

Interest and dividend income, including income paid in kind, is recorded on an accrual basis. The Partnership stops accruing interest on investments when it is determined that interest is no longer collectible. Origination, structuring, closing, commitment and other upfront fees, including original issue discounts, earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment, as are end-of-term or exit fees receivable upon repayment of a debt investment. Other fees, including certain amendment fees, prepayment fees, and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are recognized when earned and are included in interest income.

20

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

2. Summary of Significant Accounting Policies (continued)

Certain of the Partnership’s debt investments are purchased at a discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. Discounts on the acquisition of corporate bonds are generally amortized using the effective-interest or constant-yield method, assuming there are no questions as to collectability. When the Partnership receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income.

Income Taxes

The Company’s income or loss is reported in the members’ individual income tax returns. Consequently, no income taxes are paid at the Company level or reflected in the Company’s consolidated financial statements. The Partnership’s income or loss is reported in its partners’ income tax returns. In accordance with ASC Topic 740 - Income Taxes, the Company and the Partnership recognize in their consolidated financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination. As of June 30, 2017, all tax years of the Company and the Partnership since January 1, 2013 remain subject to examination by federal tax authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) of the investments of the Partnership (including derivatives) at June 30, 2017 for U.S. federal income tax purposes were as follows:

Unrealized appreciation	$83,855,637
Unrealized depreciation	(86,937,266)
Net unrealized depreciation	$(3,081,629)

Cost	$429,537,200

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition. Under this new guidance, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 applies to all entities and, for public entities, is effective for annual periods beginning after December 15, 2017, and interim periods within those fiscal years. Early application is permitted, but no earlier than annual periods beginning after December 15, 2016 and interim periods within that reporting period. The Company does not expect adoption of this guidance to have a material impact on its consolidated financial statements.

21

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

2. Summary of Significant Accounting Policies (continued)

On January 5, 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The more significant changes to the current GAAP model resulting from ASU 2016-01 that may impact the Company include 1) eliminating the requirement to disclose the method(s) and significant assumptions used to estimate the fair value of financial instruments measured at amortized cost, and 2) requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or in the accompanying notes to the financial statements. ASU 2016-01 is effective for annual periods beginning after December 15, 2017, including interim periods within those fiscal years. Early application is permitted. The Company does not expect adoption of this pronouncement to have a material impact on its consolidated financial statements.

On March 30, 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain callable debt securities purchased at a premium, shortening the period to the earliest call date. ASU 2017-08 is effective for fiscal years beginning December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The Company does not expect adoption of this pronouncement to have a material impact on its consolidated financial statements.

3. Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Company until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner of the Partnership until it has received 20% of all cumulative income and gain distributions (the “Hurdle”). 80% of all remaining net income and gain distributions are allocated to the Company, with the remaining 20% allocated to the General Partner. For purposes of determining whether the 8% return to the Company has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Company for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments and appreciation or depreciation on investments for the period are allocated to the Company and the General Partner in a manner consistent with that used to determine distributions. As of June 30, 2017, the Hurdle exceeded the cumulative performance of the Partnership; accordingly, no performance allocation was recorded.

Common distributions are generally based on the estimated taxable earnings of the Company and are recorded on the ex-dividend date. The timing of distributions to the Company is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions. The timing and amount to be paid by the Company as a distribution to its shareholders is determined by its board of directors, which has provided the Investment Manager with certain criteria for such distributions, and are generally based on amounts received from the Partnership, less any Company expenses. Any net long-term capital gains are distributed at least annually. As of June 30, 2017, the Company had distributed $1,173,690,955 to the common shareholders since inception.

22

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

4. Management and Advisory Fees and Other Expenses

The Investment Manager receives an annual management and advisory fee, payable monthly in arrears, at an annual rate of 1.5% of the aggregate fair value of investments held in the Partnership. In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above.

The Company and the Partnership pay all respective expenses incurred in connection with the business of the Company and the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5. Senior Secured Revolving Credit Facility

The Senior Facility is a senior secured revolving credit facility in which amounts may currently be drawn up to $25 million. The Senior Facility is scheduled to terminate on December 15, 2017. Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 2.50% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 2.50% or (ii) the CP Conduit’s cost of funds plus 2.50% subject to certain limitations. Also, the Senior Facility accrues commitment fees at a rate of 0.75% per annum on the unused portion of the Senior Facility up to 50% of the total facility commitment, plus 2.50% per annum on any unused portion in excess of 50% of the total facility commitment. The Senior Facility is carried at cost which approximates fair value, and is classified as Level 3 in the GAAP valuation hierarchy. The weighted-average interest rate on outstanding borrowings at June 30, 2017 was 3.18%. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of June 30, 2017, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in U.S. dollars using the closing rate in effect on the date of valuation. At June 30, 2017, outstanding borrowings were comprised of €5,000,000 ($5,713,000) and $7,000,000. Accrued interest was comprised of €347 ($397) and $85,341.

23

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the San Francisco area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Company and the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Consolidated Schedule of Investments includes loan facilities held by the Partnership with unfunded balances at June 30, 2017 as follows:

Issuer	Maturity	Unfunded Balance
Malamute Energy, Inc.	11/14/2022	$177,683
RM OpCo, LLC (Real Mex)	3/30/2018	532,102
Total Unfunded Balance		$709,785

Consistent with standard business practice, the Company and the Partnership enter into contracts that contain a variety of indemnifications and are engaged from time to time in various legal actions. The maximum exposure of the Company and the Partnership under these arrangements and activities is unknown. However, the Company and the Partnership expect the risk of material loss to be remote.

7. Related Parties

The Company, the Partnership, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Company which are funded by or reimbursable through contributions from or deductions from distributions to the Company. At June 30, 2017, the Company had a receivable from the Partnership, and the Partnership had a liability to the Company, in the amount of $543,163 as reflected in the Consolidating Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Company and the Partnership and receives reimbursement from the Company and the Partnership. At June 30, 2017, such reimbursable amounts totaled $129,754 as reflected in the Consolidated Statement of Assets and Liabilities.

24

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

8. Series Z Preferred Capital

In addition to the Series A Preferred of the Partnership described in Note 1, the Company had issued 560 Series Z preferred shares, all of which were redeemed and retired on October 23, 2015. The Series Z preferred shares had a liquidation preference of $500 per share plus accumulated but unpaid dividends and paid dividends at an annual rate equal to 8% of liquidation preference.

25

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

9. Financial Highlights

	Six Months
	Ended
	June 30, 2017	Year Ended December 31,
	(Unaudited)	2016	2015	2014	2013

Per Common Share (1)
Net asset value, beginning of period	$6,291.03	$8,151.12	$8,218.82	$10,270.07	$9,864.31

Investment operations:
Net investment income	149.61	1,072.19	395.61	1,247.15	1,396.58
Net realized and unrealized gain (loss)	786.79	(554.00)	427.01	(942.33)	327.56
Gain on retirement of Series A preferred shares	-	-	4.27	26.40	-
Dividends on Series A preferred equity facility	-	(3.62)	(34.20)	(44.87)	(47.57)
Net change in accumulated dividends on Series A preferred equity facility	-	2.63	8.65	0.22	0.40
Dividends to Series Z preferred shareholders	-	-	(0.23)	(0.57)	-
Net change in reserve for dividends to Series Z preferred shareholders	-	-	0.01	0.28	(0.26)
Total from investment operations	936.40	517.20	801.12	286.28	1,676.71

Distributions to common shareholders from:
Net investment income	(141.35)	(1,066.57)	(180.58)	(1,305.71)	(1,270.95)
Returns of capital	(1,644.83)	(1,310.72)	(688.24)	(1,031.82)	-
Repurchase of common shares	-	-	-	-	-
Net asset value, end of period	$5,441.25	$6,291.03	$8,151.12	$8,218.82	$10,270.07

Return on invested assets (2), (6)	17.9%	10.1%	11.7%	4.6%	12.7%

Total return to common shareholders (3), (6)	17.7%	8.5%	11.2%	3.3%	17.7%
Less: performance allocation	-	-	-	-	-
Return to common shareholders (6)	17.7%	8.5%	11.2%	3.3%	17.7%

Ratios to average common equity: (4), (7)
Net investment income	5.1%	15.0%	5.2%	12.9%	13.5%
Expenses	2.0%	2.5%	4.4%	4.6%	4.2%
Expenses and General Partner allocation	2.0%	2.5%	4.4%	4.6%	4.2%

Ending common shareholder equity	$423,436,472	$489,566,081	$634,317,538	$643,433,280	$804,021,225
Portfolio turnover rate (6)	3.7%	6.4%	5.0%	23.5%	31.2%
Weighted-average debt outstanding	$17,738,966	$52,822,160	$79,662,926	$129,844,307	$225,346,892
Weighted-average interest rate	3.1%	2.9%	2.7%	2.1%	0.6%
Weighted-average number of shares	77,819.7078	77,819.7078	78,222.4005	78,287.8060	78,287.8060
Average debt per share	$228	$679	$1,018	$1,659	$2,878

26

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2017

9. Financial Highlights (continued)

Annualized Inception to Date Performance Data as of June 30, 2017:
Return on invested assets (2)	8.4%
Internal rate of return (5)	5.9%

(1)	Per share changes in net asset value are computed based on the actual number of shares subscribed and outstanding during the time in which such activity occurred.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)	Returns are calculated on a monthly geometrically linked, time-weighted basis and are net of dividends on the preferred equity facility (redeemed on January 29, 2016), allocations to the General Partner, and fund expenses, including financing costs and management fees.

(4)	These ratios included interest expense but do not reflect the effect of dividend payments on the preferred equity facility (redeemed on January 29, 2016).

(5)	Net of dividends on the preferred equity facility (redeemed on January 29, 2016), allocations to the General Partner and fund expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the fund at net asset value as of the balance sheet date.

(6)	Not annualized for periods of less than one year.

(7)	Annualized for periods of less than one year, except for allocations to the General Partner.

27

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Six Months Ended June 30, 2017

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period
AGY Holding Corp., Common Stock	$467	$-	$-	$467
AGY Holding Corp., Second Lien Notes, 11%, due 11/15/18	32,444,500	-	-	32,444,500
AGY Holding Corp., Sr Secured Term Loan, 12%, due 9/15/18	17,046,935	-	-	17,046,935
AGY Holding Corp., Sr Secured Delayed Draw Term Loan, 12%, due 9/15/18	3,672,749	-	-	3,672,749
Blue Wall Shipping Limited, Common Stock	3,730,447	-	-	4,232,144
Blue Wall Shipping Limited, Preferred Stock	1,467,260	388,647	-	1,860,897
Delta Blue Shipping Limited, Common Stock	-	-	-	230,974
Euroseas, Ltd., Common Stock	1,027,954	-	-	772,486
Integra Telecom, Inc., Common Stock	51,677,410	-	(55,348,727)	-
Integra Telecom, Inc., Warrants	302	-	-	-
KAGY Holding Company, Inc., Series A Preferred Stock	16,128,591	-	-	31,795,194
NEG Holdings, LLC (CORE Entertainment), First Lien Term Loan, LIBOR + 8% PIK, 1% LIBOR Floor, due 10/17/22	3,905,196	188,747	-	4,256,826
NEG Parent, LLC (CORE Entertainment), Class A Units	3,635,914	4,327,035	-	9,371,127
NEG Parent, LLC (CORE Entertainment), Class P Units	4,364,866	-	(4,327,035)	-
NEG Parent, LLC (CORE Entertainment), Class A Warrants to Purchase Class A Units	551,813	-	-	147,559
NEG Parent, LLC (CORE Entertainment), Class B Warrants to Purchase Class A Units	557,287	-	-	149,023
Novasep Holding S.A.S., First Lien Notes, 5% Cash + 3% PIK, due 5/31/19	24,305,847	-	-	26,406,638
Novasep Holding S.A.S., Warrants to Purchase Common Shares	4,827,697	-	-	4,951,245
NVHL S.A. (Novasep), Common Shares	15,249,871	-	-	15,749,369
Primacom Finance (Lux) S.A. (Finance), Common Equity	12,010,914	-	-	1,789,664
RM Holdco, LLC (Real Mex), Equity Participation	-	-	-	-
RM Holdco, LLC (Real Mex), Membership Units	-	-	-	-
RM OpCo, LLC (Real Mex), Convertible Second Lien Term Loan Tranche B-1, 8.5%, due 3/30/18	5,474,079	239,482	-	5,713,561
RM OpCo, LLC (Real Mex), Sr Convertible Second Lien Term Loan B, 8.5%, due 3/30/18	11,975,228	5,920,004	-	17,895,232
RM OpCo, LLC (Real Mex), First Lien Term Loan Tranche A, 7%, due 3/30/18	13,721,404	38,592	-	13,759,996
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B, 8.5%, due 3/30/18	8,886,338	1,193,253	-	2,573,570
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B-1, 8.5%, due 3/30/18	8,589,972	375,797	-	8,965,769
Tanker Investments, Ltd., Common Stock	6,027,506	-	-	8,146,479
TCP Delos Cayman Holdings (Beverly Shipping), Partnership Interest	58	-	-	63
TCP KC, LLC, Membership Units	506	-	-	505
TOPV New World Holdings, LLC (Gateway Casinos), Membership Interests	48,107,991	-	(17,372,717)	52,067,378
7588674 Canada, Inc., (Gateway Casinos), Common Shares	-	-	-	-
Woodbine Intermediate Holdings, LLC, Membership Units	-	-	-	-

Note to Consolidated Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Company of 5% or more of the issuers' voting securities.

28

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Restricted Securities of Unaffiliated Issuers (1) (Unaudited)

June 30, 2017

Investment	Acquisition Date	Cost
Eagle Coal Company, Inc., Warrants to Purchase Common Stock	9/21/15	$234,449
Epic Aero, Inc. (One Sky), Warrants to Purchase Common Stock	12/4/13	4,010,396
Findly Talent, LLC, Membership Units	1/1/14	456,402
Fuse Media, LLC, Warrants to Purchase Common Stock	8/3/12	79
Fuse, LLC, Sr Secured Notes, 10.375%, due 7/1/19	6/18/14	11,850,000
HW Holdco, LLC, Class A Common Interest	1/13/12 & 1/15/13	6,478,943
HW Holdco, LLC, Preferred Interest	1/13/12	13,277
Linc Energy Finance (USA), Inc., First Lien Notes, 9.625%, due 10/31/17	8/8/14	2,493,181
Longview Intermediate Holdings C, LLC, Common Stock	Var. 2015 & 2017	6,391,434
Longview Intermediate Holdings C, LLC, Warrants to Purchase Common Shares	12/19/16	275,368
Marsico Holdings, LLC, Common Interest Units	9/10/12	14,242
Neo Cayman Holdings, Ltd, Common Stock	9/30/16	257
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	202,089
Secure Natural Resources, LLC, Common Stock	9/2/16 & 9/30/16	64,099
Shop Holding, LLC (Connexity), Class A Units	6/2/11 & 3/17/14	902,439
Soraa, Inc., Warrants to Purchase Common Stock	8/29/14 & 12/9/15	117,287
STG-Fairway Holdings, LLC (First Advantage), Class A Units	12/30/10 & 10/18/13	7,364,246
Sunshine Oilsands Ltd., Sr Secured Notes, 10%, due 8/1/17	Var. 2014 - 2015	19,563,449
TPG Hattrick Holdco, LLC (Isola), Common Units	9/30/10	116,151
V Telecom Investment S.C.A. (Vivacom), Common Shares	11/9/12	9,104,336

Note to Consolidated Schedule of Restricted Securities of Unaffiliated Issuers:

(1)	In connection with the Company's conversion from a regulated investment company to a partnership for tax purposes effective January 1, 2016, all investments were treated as having been distributed and re-contributed to the Partnership on that date. Accordingly, the cost of each investment immediately following the conversion was adjusted to the fair value of such investment on December 31, 2015. However, to maintain the utility of this schedule, the acquisition date shown remains the original acquisition date of each investment irrespective of the conversion.

29

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Assets and Liabilities (Unaudited)

June 30, 2017

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Assets
Investments:
Companies less than 5% owned	$-	$161,779,037	$-	$161,779,037
Companies 5% to 25% owned	-	130,131,809	-	130,131,809
Investment in subsidiary	423,531,748	-	(423,531,748)	-
Companies more than 25% owned	-	133,868,541	-	133,868,541
Total investments	423,531,748	425,779,387	(423,531,748)	425,779,387

Cash and cash equivalents	-	5,328,654	-	5,328,654
Accrued interest income	-	5,682,551	-	5,682,551
Receivable for investment sold	-	2,606,896	-	2,606,896
Foreign currency options at fair value	-	1,383,160	-	1,383,160
Deferred debt issuance costs	-	97,813	-	97,813
Receivable from the Partnership	543,163	-	(543,163)	-
Prepaid expenses and other assets	3,953	142,072	-	146,025
Total assets	424,078,864	441,020,533	(424,074,911)	441,024,486

Liabilities
Credit facility payable	-	12,713,000	-	12,713,000
Payable for investment purchased	-	2,354,827	-	2,354,827
Unrealized depreciation on foreign currency forward exchange contracts	-	706,976	-	706,976
Equity placement costs payable	543,163	-	-	543,163
Management and advisory fees payable	-	533,070	-	533,070
Payable to the Company	-	543,163	(543,163)	-
Payable to the Investment Manager	28,098	101,656	-	129,754
Interest payable	-	85,738	-	85,738
Accrued expenses and other liabilities	71,131	450,355	-	521,486
Total liabilities	642,392	17,488,785	(543,163)	17,588,014
Net assets	$423,436,472	$423,531,748	$(423,531,748)	$423,436,472

Composition of net assets
Common stock	$78	$-	$-	$78
Additional paid-in capital	710,569,336	713,464,447	(713,464,447)	710,569,336
Accumulated deficit	(287,132,942)	(289,932,699)	289,932,699	(287,132,942)
Net assets	$423,436,472	$423,531,748	$(423,531,748)	$423,436,472

30

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Operations (Unaudited)

Six Months Ended June 30, 2017

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Investment income
Interest income:
Companies less than 5% owned	$-	$8,781,933	$-	$8,781,933
Companies 5% to 25% owned	-	1,203,705	-	1,203,705
Companies more than 25% owned	-	6,148,895	-	6,148,895
Dividend income:
Companies less than 5% owned	-	456	-	456
Companies 5% to 25% owned	-	103,936	-	103,936
Other income:
Companies 5% to 25% owned	-	31,612	-	31,612
Total interest and related investment income	-	16,270,537	-	16,270,537

Operating expenses:
Management and advisory fees	-	3,423,272	-	3,423,272
Legal fees, professional fees and due diligence expenses	41,311	309,303	-	350,614
Interest expense	-	273,599	-	273,599
Amortization of deferred debt issuance costs	-	114,610	-	114,610
Director fees	27,500	55,000	-	82,500
Insurance expense	21,489	43,196	-	64,685
Commitment fees	-	56,240	-	56,240
Custody fees	-	44,631	-	44,631
Other operating expenses	18,076	199,948	-	218,024
Total expenses	108,376	4,519,799	-	4,628,175
Net investment income (loss)	(108,376)	11,750,738	-	11,642,362

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in companies less than 5% owned	-	15,643,671	-	15,643,671
Investments in companies 5% to 25% owned	-	12,302,576	-	12,302,576
Foreign currency transactions	-	(287,655)	-	(287,655)
Net realized gain	-	27,658,592	-	27,658,592
Net change in unrealized appreciation/depreciation	-	33,569,437	-	33,569,437
Net realized and unrealized gain	-	61,228,029	-	61,228,029
Interest in gains of subsidiary	72,978,767	-	(72,978,767)	-
Net increase in net assets resulting from operations	$72,870,391	$72,978,767	$(72,978,767)	$72,870,391

31

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Approval of Investment Management Agreement

(Unaudited)

On May 3, 2017, the boards of directors of the Company and the Partnership, including the “non-interested” Directors (the “Independent Directors”), each voted to approve the respective Investment Management Agreement (each, a “Management Agreement”) for an additional one-year term.

In considering whether to continue the respective Management Agreement of the Company and the Partnership, the Independent Directors reviewed the materials provided by the Investment Manager, fund counsel and independent director counsel, which included, among other things, (i) fee and expense information of other comparable funds, (ii) a profitability analysis of the Investment Manager in providing services under the respective Management Agreement of the Company and the Partnership and information regarding the Investment Manager’s financial condition and the financial resources of the Investment Manager, (iii) information regarding the Investment Manager’s performance respecting other funds and (iv) a memorandum outlining the legal duties of the Directors. The Directors also noted they met with senior personnel of the Investment Manager prior to the executive session. The Independent Directors considered factors relating to both the selection of the Investment Manager and the approval of the compensation paid to the Investment Manager when reviewing the Management Agreement. In considering approving the renewal of the Management Agreement, the Independent Directors, advised by counsel to the Independent Directors, took into account information furnished to the Independent Directors throughout the year, as well as information prepared specifically in connection with their review of the Management Agreement at the meeting, both written and verbal. The Independent Directors determined that the materials provided in advance of the meeting, as supplemented by the materials and further discussion by the Investment Manager at the meeting, were sufficiently responsive to their request as to provide all information reasonably necessary for them to evaluate the terms of the Management Agreement. The Independent Directors considered the factors discussed below, among others, but did not identify any single issue or particular piece of information, in isolation, as the controlling factor.

(a) The nature, extent and quality of services provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provides to the Company and the Partnership, including, but not limited to, providing (i) ongoing monitoring and information regarding Partnership investments, (ii) a well-developed due diligence process for investment opportunities, (iii) well established risk management policies, and (iv) proactive monitoring, reporting and valuation mechanisms. The Independent Directors considered the Investment Manager’s ability to continue to perform the services required by the Company and the Partnership, including the Investment Manager’s financial condition and whether the Investment Manager has the financial and other resources necessary to continue to carry out its respective functions under the Management Agreement. Additionally, the Independent Directors considered the services provided by the Investment Manager to other funds and investment vehicles that it manages.

32

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Approval of Investment Management Agreement (Continued)

(Unaudited)

The Independent Directors noted that as a limited life privately offered fund registered under the Investment Company Act, the Company and the Partnership are somewhat unusual investment vehicles. It was also noted that the Investment Manager had developed reporting, valuation and other procedures that were customized to the needs of the Company and the Partnership, and that the Investment Manager had expertise in administering such procedures.

In addition, the Independent Directors considered the size, education, background and experience of the Investment Manager’s staff. They also took into consideration the Investment Manager’s quality of service and longevity in the industry. Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.

The Independent Directors concluded that the scope of services provided by the Investment Manager to the Company and the Partnership, including portfolio management and investment advice and compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of an investment manager of investment vehicles such as the Company and the Partnership, and that the level of services provided by the Investment Manager had not diminished over the past year and was not expected to diminish in the future.

(b) Investment performance of the Company and the Partnership, and the Investment Manager. The Independent Directors reviewed the past investment performance of the Company and the Partnership, both on an absolute basis and as compared to other funds that had invested in similar investments as identified by the Investment Manager, as well as general market indices, and the Independent Directors noted that the Company and the Partnership had performed satisfactorily on an absolute basis, and on a relative basis in light of the additional explanations provided by the Investment Manager at the meeting.

The Independent Directors then reviewed the Investment Manager’s performance with respect to the Company and the Partnership and other clients for which the Investment Manager provides investment advisory services. The Independent Directors recognized that past performance is not an indicator of future performance, but determined that such information was relevant and found that the Investment Manager had the necessary expertise to continue to manage and/or provide advice with respect to the Company and the Partnership in accordance with its investment objectives and strategies.

(c) Cost of the services to be provided and profits to be realized by the Investment Manager from the relationship with the Company and the Partnership. Next, the Independent Directors considered the cost of the services provided by the Investment Manager. As part of their analysis, the Independent Directors gave substantial consideration to the fees payable to the Investment Manager. The Independent Directors noted the Investment Manager’s management fee and considered that the Investment Manager is entitled to a potential carried interest after a return to common shareholders. The Independent Directors also reviewed the amounts to be allocated to SVOF/MM, LLC, General Partner of the Partnership, pursuant to the terms of the Partnership Agreement of the Partnership in furtherance of the provisions of the Management Agreement for the Company and the Partnership.

33

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Approval of Investment Management Agreement (Continued)

(Unaudited)

In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other comparable funds (the “Comparable Funds”) managed by the Investment Manager and by other managers. It was noted by the Independent Directors that each of the Comparable Funds were business development companies. Finally, the Independent Directors considered the fact that unlike some of the Comparable Funds, 100% of origination and similar fees are retained by the Company and the Partnership rather than by the Investment Manager or by the Comparable Funds and their investment manager on a shared basis.

Based upon the foregoing, the Independent Directors concluded that the Investment Manager’s management fee and carried interest entitlements were reasonable in light of the services provided, and as compared to those of comparable unaffiliated funds and the management compensation received by the Investment Manager from other funds for which it provides advisory services.

The Independent Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Company and the Partnership and information on the financial condition of the Investment Manager. The Independent Directors considered the level of the Investment Manager’s profits and whether the profits were reasonable. The profitability analysis took into consideration a review of the Investment Manager’s methodology for determining allocation of expenses. The Independent Directors found that the profits realized by the Investment Manager from its relationship with the Company and the Partnership were reasonable and consistent with the Investment Manager’s fiduciary duties. The Independent Directors also found that the Investment Manager had the financial resources necessary to continue to carry out the Investment Manager’s functions under its respective Management Agreement with the Company and the Partnership.

(d) The extent to which economies of scale would be realized as the Company and the Partnership grow and whether fee levels would reflect such economies of scale, and fall out benefits. In light of the predetermined size for the Company and the Partnership and the policy of distributing all realized income, the Independent Directors determined that this factor was not relevant with respect to the current structure of the Company and the Partnership. The Independent Directors also considered whether fall-out benefits to the Investment Manager, as discussed in the meeting, were appropriate in light of the total fees paid.

In considering the approval of the continuation of the Management Agreement, no single factor was determinative to the decision of the Directors. Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously determined that the terms of the Management Agreement is fair and reasonable to the Company and the Partnership and that the continuation of the Management Agreement for an additional annual period was in the best interests of the Company and the Partnership.

34

ITEM 2.	CODE OF ETHICS.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS

(a)	Included in Item 1 to this Semi-annual Shareholder Report.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable for filing of Semi-annual Report to Shareholders.

(b)	None.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)        The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)        (1)   Not applicable for filing of Semi-annual Report to Shareholders.

(a)        (2)   Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)        (3)   Not applicable.

(b)        Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Fund V, LLC

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	September 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	September 8, 2017

By:	/s/ Paul L. Davis
Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	September 8, 2017